Acquisitions and Dispositions - 2013 Acquisitions Intangible Assets (Details) - WMS Acquisition $ in Millions	Oct. 18, 2013 USD ($)
Business Acquisition [Line Items]
Property, plant and equipment, net	$ 465.8
Intangible assets	325.0
Fair value
Business Acquisition [Line Items]
Property, plant and equipment, net	465.8
Intangible assets	325.0
Fair value | Trade names
Business Acquisition [Line Items]
Intangible asset indefinite lived	66.0
Fair value | Product name
Business Acquisition [Line Items]
Intangible assets amortizable	39.3
Fair value | Customer relationships
Business Acquisition [Line Items]
Intangible assets amortizable	131.5
Fair value | Long-term licenses
Business Acquisition [Line Items]
Intangible assets amortizable	88.2
Fair value | Land
Business Acquisition [Line Items]
Property, plant and equipment, net	14.9
Fair value | Real property
Business Acquisition [Line Items]
Property, plant and equipment, net	110.5
Fair value | Gaming equipment
Business Acquisition [Line Items]
Property, plant and equipment, net	230.8
Fair value | Personal property
Business Acquisition [Line Items]
Property, plant and equipment, net	$ 109.6